SHARE CAPITAL AND SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2023
SHARE CAPITAL AND SHARE OPTIONS [Abstract]
Share capital and share based compensation

26.	SHARE CAPITAL AND SHARE BASED COMPENSATION

Our common shares are listed on the Nasdaq Stock Exchange.

As of December 31, 2023 and 2022, our authorized and issued share capital is as follows:

Authorized share capital:

(in thousands of $, except per share data)	2023	2022
150,000,000 (2022: 150,000,000) common shares of $1.00 each	150,000	150,000

Issued share capital:

(in thousands of $, except per share data)	2023	2022
104,578,080 (2022: 107,225,832) outstanding issued common shares of $1.00 each	104,578	107,226

(number of shares)	2023	2022
As of January 1	107,225,832	108,222,604
Repurchase and cancellation of treasury shares (1)	(2,897,034)	(1,189,653)
Vesting of RSUs	249,282	186,881
Share options exercised	—	6,000
As of December 31	104,578,080	107,225,832
(1) During 2023, we repurchased and cancelled 2.9 million treasury shares for a consideration of $61.7 million inclusive of brokers commission of $0.1 million. In 2022, we repurchased and cancelled 1.2 million treasury shares for a consideration of $25.5 million inclusive of brokers commission of $0.04 million.

Contributed surplus
As of December 31, 2023 and 2022, we have a contributed surplus of $200 million. Contributed surplus is capital that can be returned to stockholders without the need to reduce share capital, thereby giving Golar greater flexibility when it comes to declaring dividends.

Share options

Our LTIP was adopted by our Board of Directors, effective as of October 24, 2017. The maximum aggregate number of common shares that may be delivered pursuant to any and all awards under the LTIP shall not exceed 3,000,000 common shares, subject to adjustment due to recapitalization or reorganization as provided under the LTIP. The LTIP allows for grants of (i) share options, (ii) share appreciation rights, (iii) restricted share awards (iv) share awards, (v) other share-based awards, (vi) cash awards, (vii) dividend equivalent rights, (viii) substitute awards and (ix) performance-based awards, or any combination of the foregoing as determined by the Board of Directors or nominated committee in its sole discretion. Either authorized unissued shares or treasury shares (if there are any) in the Company may be used to satisfy exercised options.

In 2023, 650,000 share options were granted to executive officers and certain members of senior management. The options vest in equal installments over three years and have a four-year term. In 2022, there were no share options granted.

The fair value of each option award is estimated on the grant date or modification date using the Black-Scholes option pricing model. The weighted average assumptions as of the March 2023 grant date as follows:

2023
Risk free interest rate	4.1%
Expected volatility of common stock	70.5%
Expected dividend yield	0.0%
Expected term of options	4.0 years

The assumption for expected future volatility is based primarily on an analysis of historical volatility of our common shares.

Where the criteria for using the simplified method are met, we have used this method to estimate the expected term of options based on the vesting period of the award that represents the period options granted are expected to be outstanding. Under the simplified method, the mid-point between the vesting date and the maximum contractual expiration date is used as the expected term. Where the criteria for using the simplified method are not met, we used the contractual term of the options.

The dividend yield has been estimated at 0.0% as the exercise price of the options is reduced by the value of dividends, declared and paid on a per share basis.

As of December 31, 2023, 2022 and 2021, the number of options outstanding in respect of Golar shares was 1.4 million, 1.0 million and 1.5 million, respectively.
A summary of the share options movements during the year ended December 31, 2023 is presented below:

	Shares (in thousands)	Weighted average exercise price	Weighted average remaining contractual term (years)
Options outstanding at December 31, 2022	1,037	$15.37	1.0
Granted during the year	650	$20.95	3.2
Lapsed during the year	(287)	$26.90
Options outstanding at December 31, 2023	1,400	$15.20	1.7

Options outstanding and exercisable at:
December 31, 2023	750	$10.22	0.4
December 31, 2022	662	$17.87	0.8
December 31, 2021	755	$24.28	0.8

The exercise price of all options is reduced by the amount of dividends declared and paid up during 2023. The above figures for options granted, exercised and forfeited show the average of the prices at the time of granting, exercising and forfeiting of the options, and for options outstanding at the beginning and end of the year, the average of the reduced option prices is shown.

As of December 31, 2023 and 2022 the aggregate intrinsic value of share options that were both outstanding and exercisable was $10.9 million and $7.7 million respectively. As of December 31, 2021, the aggregate intrinsic value of share options that were both outstanding and exercisable was $nil as the exercise price was higher than the market value of the share options at year end.

	Year ended December 31,
(in thousands of $)	2023	2022	2021
Total fair value of share options vested in the year	1,958	1,958	1,595

Compensation cost recognized in the consolidated statement of operations	2,706	1,971	1,434
Share options cost capitalized*	173	—	16
*Relates to capitalized costs on share options awarded to employees directly involved in certain vessel conversion projects.
As of December 31, 2023, the total unrecognized compensation cost amounting to $5.9 million relating to options outstanding is expected to be recognized over a weighted average period of 2.2 years.

Restricted Stock Units

Time-based RSUs

Pursuant to the LTIP, we granted certain individuals 189,400 and 97,215 of RSUs during the years ended December 31, 2023 and 2022, respectively.

March 2023 grant

In March 2023, pursuant to the LTIP, we granted certain individuals RSUs that were not subject to any service or performance conditions and were fully vested upon grant. The number of RSUs earned under this award was 55,300. In March 2023, pursuant to the LTIP, we also granted certain individuals RSUs that will vest equally over the requisite service period of three years from March 2023 to March 2026. The maximum number of RSUs that may be earned under the award is 134,100.

Refer to “Performance-based RSUs” July 2022 grant discussed below for further details on the RSUs granted in 2022.The fair value of the RSU award was estimated using the market price of our common shares at grant date with the corresponding expense recognized over the three-year vesting period.
A summary of time-based RSU activities for the year ended December 31, 2023 is presented below:

	Shares (in thousands)	Weighted average grant date fair value per share	Weighted average remaining contractual term (years)
Non-vested RSUs at December 31, 2022	218	14.09	1.2
Granted during the year	189	22.21	2.2
Vested during the year	(207)	21.57
Forfeited during the year	(16)	22.42
Non-vested RSUs at December 31, 2023	184	22.30	2.0

Performance-based RSUs

July 2022 grant

In July 2022, pursuant to the LTIP, we granted certain individuals RSUs that are subject to certain market and performance conditions within the performance period from January 1 to December 31, 2022. The market and performance conditions are weighted to determine the maximum number of RSUs that will be awarded. The maximum number of RSUs that may be earned under the award is 138,878. However, 70% of the total award or 97,215 RSUs will vest over the requisite service period of three-years from July 2022 to July 2025 regardless of the achievement of market and performance conditions. These are shown as time-based RSUs in the preceding table and fair value is estimated using the market price of our common shares at grant date.

The remaining 30% of the award contingently vests subject to Golar achieving more than 70% of the market and performance conditions. The achievement of certain of the performance conditions are subject to the discretion of the Compensation Committee of our Board of Directors (the “Compensation Committee”), hence no grant date was established until final approval by the Compensation Committee. The market condition was achieved at December 31, 2022, so no fair value adjustment to our share price was necessary. This award will also vest over the requisite service period of three years from July 2022 to July 2025.

March 2020 grant

In March 2020, we granted certain individuals RSUs that were subject to the achievement of a total shareholder return (“TSR”) performance condition relative to the TSR of a predetermined group of peer companies over a three-year performance period that ended in December 31, 2022. The number of RSUs earned under the award was 159,430. Payouts of the performance-based RSUs ranged from 0% to 100% of the target awards based on our TSR ranking within the peer group. This award fully vested in March 2023.

The fair value of this award is estimated on the grant date using the Monte Carlo simulation model. The weighted average assumptions as of grant date are noted in the table below:

2020
Remaining performance period	2.8 years
Contractual term	3.0 years
Expected dividend yield	0.0%
Risk free interest rate	0.42%
Golar volatility	84%
Share price at grant date	$7.49

The assumption for expected future volatility is based primarily on an analysis of historical volatility of our common shares with an implied volatility factored in for the last 0.9 years of the performance period.
A summary of performance-based RSU activity for the year ended December 31, 2023 is presented below:

	Shares (in thousands)	Weighted average grant date fair value per share	Weighted average remaining contractual term (years)
Non-vested performance based RSUs at December 31, 2022	69	16.05	1.6
Vested during the year	(51)	21.68
Forfeited during the year	(4)	22.82
Non-vested performance based RSUs at December 31, 2023	14	22.82	1.5

	Year ended December 31,
(in thousands of $)	2023	2022	2021
Compensation cost recognized in the consolidated statement of income	1,473	1,522	1,774
RSU cost capitalized *	247	198	322
*Relates to capitalized costs on RSUs awarded to employees directly involved in certain vessel conversion projects.

As of December 31, 2023, the total unrecognized compensation cost of $3.2 million relating to both time-based and performance based RSUs outstanding is expected to be recognized over a weighted average period of 2.0 years.